NOTE 13 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 02, 2019	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jul. 01, 2021
Related Party Transaction [Line Items]
Allowance for Loan and Lease Losses, Write-offs		$ 10,148
Due from Related Parties		$ 424,086	$ 221,790	$ 351,139
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		49.00%
Due to Related Parties, Current		$ 26,613	94,616	26,613
[custom:RelatedPartyDebtToEquitySwapValue]		1,647,150
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares					4,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		1,000
Payment for Management Fee		558,000	510,000
Accrued Bonuses, Current		976,200	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		1,037,568	0
Financial Guarantee Insurance Contracts, Risk Management Activities, Mitigating Claim Liabilities, Accrued Liabilities			619,531
Accrued Salaries, Current		$ 92,229	$ 22,300	$ 89,628
C E O [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 168,000
[custom:BonusPercentNetIncome-0]	3.00%
[custom:EmploymentAgreementTerm]	36 months	60 months
Deferred Compensation Arrangements, Overall, Description	The now five year employment agreement with Mr. Iglesias provides that we will compensate him with a salary of $17,000 monthly and he is eligible for quarterly bonus of 250,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock or newly created Series A Preferred Stock. For common shares, the amount of accrued salary to be converted into shares must be determined by considering the average price per share of the Company’s common stock on the OTC Markets during the last 10 days and applying a discount of 25%.” For Series A Preferred Shares, the amount of accrued salary to be converted into shares is the per share conversion price for common shares multiplied by ten US Dollars ($10). Mr. Iglesias has a further right to convert any common shares under his control into Series A Preferred shares at any time at a rate of ten (10) common shares for each Series A Preferred share.
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 120,000
[custom:BonusPercentNetIncome-0]	3.00%
[custom:EmploymentAgreementTerm]	36 months	60 months
Deferred Compensation Arrangements, Overall, Description	Silva is eligible for quarterly bonuses of 150,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock at the average price of our common stock during the last 10 days after applying a discount of 25%.
C E O [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties		$ 220,674
Increase (Decrease) in Due to Officers and Stockholders		$ 8,004